UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin ClearBridge Enhanced Income ETF
YLDE | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin ClearBridge Enhanced Income ETF (previously known as ClearBridge Dividend Strategy ESG ETF) for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin ClearBridge Enhanced Income ETF	$50	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin ClearBridge Enhanced Income ETF returned 11.20%. The Fund compares its performance to the S&P 500 Index and the CBOE S&P 500 BuyWrite Index, which returned 8.25% and 9.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Williams Companies, an energy infrastructure company within the energy sector, shares rose on strong financial results, with several growth projects set to come online, and improved natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as artificial intelligence (AI) demand increases.

↑
T-Mobile, a wireless network operator within the communication services sector, has been growing at a strong clip, leading the industry in postpaid net phone additions. It’s stable capital expenditures, network quality and sustainable market share gains in both rural markets and in the enterprise segment continued to drive the best free cash flow growth among global telecoms. The announced acquisition of U.S. Cellular further underpinned its growth trajectory and competitive positioning.

↑
Kinder Morgan, an energy infrastructure company with the energy sector, shares were higher as investors grew more positive on the growth outlook for natural gas pipelines, driven by the need to ensure power grid stability and meet energy demand from a variety of sources, such as AI and data centers (not held at period-end).

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors within the IT sector, saw results decline and its profitability outlook continued to disappoint, sending shares lower. With its turnaround taking longer than expected, and with the suspension of its dividend, the Fund exited the position.

↓
Merck, a global health care company that delivers innovative health solutions within the health care sector, shares were down amid the news it was nearing a $1.3 billion deal to acquire Eyebiotech. In addition, its vaccine franchise, in particular Gardasil, lagged in China, forcing the company to reset near-term growth expectations (not held at period-end).

↓
Microsoft, a software technology company within the IT sector, shares traded down after a period of strong performance on broad concerns around mega-cap tech stocks and elevated costs of AI-related capital expenditure.

Use of derivatives and the impact on performance:
The Fund utilized equity risk written options to pursue additional premium income, which contributed to performance.
Franklin ClearBridge Enhanced Income ETF	PAGE 1	YLDE-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin ClearBridge Enhanced Income ETF 5/22/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/22/2017)
Franklin ClearBridge Enhanced Income ETF (NAV)	11.20	16.38	11.53
Russell 3000 Index	7.22	18.18	12.68
S&P 500 Index	8.25	18.59	13.36
CBOE S&P 500 BuyWrite Index	9.80	11.69	6.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund changed its name and adopted the Fund’s current investment strategies.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$103,386,890
Total Number of Portfolio Holdings*	53
Total Management Fee Paid (based on a unitary fee)	$242,321
Portfolio Turnover Rate	45%
*	Does not include derivatives, except purchased options, if any.
Franklin ClearBridge Enhanced Income ETF	PAGE 2	YLDE-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025 (the “Effective Date”), the Fund’s name was changed from ClearBridge Dividend Strategy ESG ETF to Franklin ClearBridge Enhanced Income ETF.
On the Effective Date, the Fund changed its investment objective to seek to provide income and long-term capital appreciation.
The Fund’s principal investment strategies also changed to reflect that, under normal market conditions, the Fund pursues an enhanced equity income strategy by (1) investing primarily in dividend-paying equity securities and (2) “enhancing” income through the employment of an options overlay by writing (selling) U.S. exchange-traded call options based upon U.S. large capitalization equity indices. The Fund removed its 80% investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in dividend-paying stocks or other instruments with similar economic characteristics that offer the potential for income growth and capital appreciation over time and that meet its financial and environmental, social and governance (“ESG”) criteria. As part of these changes, disclosure regarding the Fund’s ESG focus was removed from the Fund’s principal investment strategies and disclosure regarding the Fund’s options overlay was added. Disclosure regarding principal investments in preferred securities, convertible securities, securities of other investment companies and warrants and rights was also removed from the Fund’s principal investment strategies. Additional disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s exposure to securities in the financial services and information technology sectors.
In connection with the changes to the Fund’s principal investment strategies, discloure was added for the Fund to reflect the additional principal risks related to the Fund’s new investment strategy including derivatives risk, REIT risk and the risks associated with option writing.
Effective October 8, 2024, shareholders of the Fund approved the Fund’s use of a “manager of managers” structure whereby the Fund’s investment manager can appoint and replace both affiliated and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to approval by the Fund’s Board of Trustees but without obtaining prior shareholder approval. On the Effective Date, Franklin Managed Options Strategies, LLC (“Franklin MOST”) was added as a subadviser to the Fund to manage the options overlay portion of the Fund’s portfolio.
Finally, effective December 31, 2024, Peter Vanderlee stepped down as a portfolio manager for the Fund and effective February 28, 2025, Bradley S. Berggren and Jonathan Orseck from Franklin MOST were added as portfolio managers for the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin ClearBridge Enhanced Income ETF	PAGE 3	YLDE-ATSR-0525

ClearBridge Large Cap Growth ESG ETF
LRGE | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about ClearBridge Large Cap Growth ESG ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearBridge Large Cap Growth ESG ETF[1]	$49	0.48%
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.47%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, ClearBridge Large Cap Growth ESG ETF returned 3.87%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 7.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Netflix, in the communication services sector, operates a popular video streaming service, saw its stock boosted by results that consistently outperformed expectations thanks to strong subscriber growth, success in its enforcement of paid sharing of subscriptions, continued growth in its advertising business and an improving lineup of new programming.

↑
Visa, in the financials sector, operates an electronic payment network in 200 countries worldwide and is a beneficiary from the trend away from cash and checks as payment for goods and services, as it continued to demonstrate attractive revenue growth led by its core businesses as well as higher growth from the additional of value-added services and new payment flows.

↑
Intuitive Surgical, in the health care sector, a manufacturer of robotic instruments for surgery, as the well-received launch of its innovative new daVinci robot along with better-than-expected procedure growth as well as improving sales and earnings growth lifted the stock.

Top detractors from performance:
↓
Estee Lauder, in the consumer staples sector, a manufacturer of cosmetics and skin care products, as its stock fell sharply due to continued execution challenges, headwinds from travel in China, inventory clearance and share loss in the U.S. The Fund exited the position amid turnover in its executive leadership and low visibility to profit recovery.

↓
Thermo Fisher Scientific, in the health care sector, a provider of tools and instruments for medical, scientific and industrial applications, as its revenue growth rates had been negatively affected by weaker biotech spending, R&D rationalization efforts among larger pharmaceutical companies and a weak spending environment in China.

↓
ASML Holding, in the information technology sector, is a provider of extreme ultraviolet lithography equipment critical to the development of high-end semiconductor production, as its shares sold off on lower Samsung and Intel demand for tools.

ClearBridge Large Cap Growth ESG ETF	PAGE 1	LRGE-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – ClearBridge Large Cap Growth ESG ETF 5/22/2017 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (5/22/2017)
ClearBridge Large Cap Growth ESG ETF (NAV)	3.87	17.46	14.81
Russell 3000 Index	7.22	18.18	12.68
Russell 1000 Growth Index	7.76	20.09	16.52
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 27, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$380,850,090
Total Number of Portfolio Holdings*	42
Total Management Fee Paid (based on a unitary fee)	$1,674,549
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Large Cap Growth ESG ETF	PAGE 2	LRGE-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Erica Furfaro was added as a portfolio manager of the Fund and Peter Bourbeau stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Growth ESG ETF	PAGE 3	LRGE-ATSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney, is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $150,630 in March 31, 2024 and $ 145,352 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $82,000 in March 31, 2024 and $72,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

{(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment [manager /adviser] or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.}

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in March 31, 2024 and $1,315,528 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Alison J. Baumann

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge ETFs
Financial Statements and Other Important Information
Annual | March 31, 2025
Franklin ClearBridge Enhanced Income ETF
ClearBridge Large Cap Growth ESG ETF

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 93.0%
Communication Services — 4.8%
Media — 2.1%
Charter Communications Inc., Class A Shares	5,792	$2,134,526 *
Wireless Telecommunication Services — 2.7%
T-Mobile US Inc.	10,545	2,812,457

Total Communication Services		4,946,983
Consumer Discretionary — 3.2%
Automobiles — 0.6%
General Motors Co.	12,251	576,164
Specialty Retail — 2.6%
Home Depot Inc.	3,971	1,455,332
Industria de Diseno Textil SA, ADR	50,785	1,269,625
Total Specialty Retail		2,724,957

Total Consumer Discretionary		3,301,121
Consumer Staples — 11.2%
Beverages — 3.6%
Coca-Cola Co.	31,533	2,258,393
Diageo PLC, ADR	13,740	1,439,815
Total Beverages		3,698,208
Food Products — 3.8%
Nestle SA, ADR	39,420	3,988,121
Household Products — 1.5%
Procter & Gamble Co.	9,290	1,583,202
Personal Care Products — 2.3%
Unilever PLC, ADR	39,498	2,352,106

Total Consumer Staples		11,621,637
Energy — 10.9%
Oil, Gas & Consumable Fuels — 10.9%
Enbridge Inc.	73,344	3,249,873
EQT Corp.	25,278	1,350,603
Exxon Mobil Corp.	27,645	3,287,820
Williams Cos. Inc.	56,718	3,389,468

Total Energy		11,277,764
Financials — 16.5%
Banks — 4.3%
JPMorgan Chase & Co.	13,226	3,244,338
PNC Financial Services Group Inc.	7,115	1,250,603
Total Banks		4,494,941
Consumer Finance — 2.1%
Capital One Financial Corp.	12,218	2,190,688
Financial Services — 5.0%
Apollo Global Management Inc.	15,768	2,159,270
Visa Inc., Class A Shares	8,655	3,033,231
Total Financial Services		5,192,501
Insurance — 5.1%
American International Group Inc.	1,531	133,105
MetLife Inc.	25,516	2,048,680
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Travelers Cos. Inc.	11,610	$3,070,380
Total Insurance		5,252,165

Total Financials		17,130,295
Health Care — 10.7%
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	14,116	3,233,411
Health Care Providers & Services — 2.8%
CVS Health Corp.	19,013	1,288,131
UnitedHealth Group Inc.	2,945	1,542,444
Total Health Care Providers & Services		2,830,575
Pharmaceuticals — 4.8%
AstraZeneca PLC, ADR	20,572	1,512,042
Haleon PLC, ADR	194,486	2,001,261
Johnson & Johnson	8,849	1,467,518
Total Pharmaceuticals		4,980,821

Total Health Care		11,044,807
Industrials — 8.2%
Aerospace & Defense — 4.3%
Northrop Grumman Corp.	4,640	2,375,727
RTX Corp.	15,768	2,088,629
Total Aerospace & Defense		4,464,356
Commercial Services & Supplies — 1.8%
Waste Management Inc.	8,040	1,861,340
Ground Transportation — 2.1%
Union Pacific Corp.	9,145	2,160,415

Total Industrials		8,486,111
Information Technology — 11.1%
Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity PLC	7,030	993,480
Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Inc.	14,918	2,497,721
Texas Instruments Inc.	5,259	945,042
Total Semiconductors & Semiconductor Equipment		3,442,763
Software — 5.0%
Microsoft Corp.	9,653	3,623,639
Oracle Corp.	10,759	1,504,216
Total Software		5,127,855
Technology Hardware, Storage & Peripherals — 1.8%
Apple Inc.	8,650	1,921,425

Total Information Technology		11,485,523
Materials — 6.9%
Chemicals — 3.8%
Air Products & Chemicals Inc.	4,085	1,204,748
Linde PLC	5,827	2,713,284
Total Chemicals		3,918,032
Construction Materials — 2.0%
Vulcan Materials Co.	8,846	2,063,772
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — 1.1%
Freeport-McMoRan Inc.		29,750	$1,126,335

Total Materials			7,108,139
Real Estate — 4.4%
Residential REITs — 1.9%
AvalonBay Communities Inc.		9,056	1,943,599
Specialized REITs — 2.5%
American Tower Corp.		3,348	728,525
Crown Castle Inc.		8,354	870,737
Public Storage		3,283	982,569
Total Specialized REITs			2,581,831

Total Real Estate			4,525,430
Utilities — 5.1%
Electric Utilities — 0.8%
PG&E Corp.		45,125	775,247
Multi-Utilities — 4.3%
DTE Energy Co.		8,816	1,218,988
Sempra		45,737	3,263,793
Total Multi-Utilities			4,482,781

Total Utilities			5,258,028
Total Common Stocks (Cost — $86,810,647)			96,185,838
Investments in Underlying Funds — 5.6%
Communication Services Select Sector SPDR Fund		21,369	2,061,040
Invesco QQQ Trust Series 1		3,899	1,828,319
iShares U.S. Pharmaceuticals ETF		26,868	1,895,806

Total Investments in Underlying Funds (Cost — $5,694,639)			5,785,165
Total Investments before Short-Term Investments (Cost — $92,505,286)			101,971,003
	Rate
Short-Term Investments — 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $1,715,298)	4.136%	1,715,298	1,715,298 (a)
Total Investments — 100.3% (Cost — $94,220,584)			103,686,301
Liabilities in Excess of Other Assets — (0.3)%			(299,411)
Total Net Assets — 100.0%			$103,386,890

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin ClearBridge Enhanced Income ETF
At March 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	4/4/25	$5,850.000	7	$3,928,295	$(679)
S&P 500 Index, Call	4/4/25	5,865.000	4	2,244,740	(240)
S&P 500 Index, Call	4/4/25	5,880.000	11	6,173,035	(605)
S&P 500 Index, Call	4/4/25	6,035.000	5	2,805,925	(25)
S&P 500 Index, Call	4/4/25	6,040.000	3	1,683,555	(15)
S&P 500 Index, Call	4/4/25	6,150.000	1	561,185	(5)
S&P 500 Index, Call	4/11/25	5,870.000	7	3,928,295	(3,689)
S&P 500 Index, Call	4/11/25	5,900.000	4	2,244,740	(1,000)
S&P 500 Index, Call	4/11/25	5,910.000	12	6,734,220	(2,460)
S&P 500 Index, Call	4/11/25	6,060.000	4	2,244,740	(116)
S&P 500 Index, Call	4/11/25	6,070.000	6	3,367,110	(162)
S&P 500 Index, Call	4/17/25	5,860.000	13	7,295,405	(12,337)
S&P 500 Index, Call	4/17/25	5,880.000	7	3,928,295	(5,859)
S&P 500 Index, Call	4/17/25	5,895.000	7	3,928,295	(4,606)
S&P 500 Index, Call	4/25/25	5,900.000	31	17,396,735	(37,200)
S&P 500 Index, Call	5/2/25	5,875.000	30	16,835,550	(62,310)
Total Exchange-Traded Written Options (Premiums received — $339,597)					$(131,308)
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.2%
Communication Services — 10.9%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$7 *(a)(b)
Entertainment — 3.8%
Netflix Inc.	15,276	14,245,328 *
Interactive Media & Services — 7.1%
Alphabet Inc., Class A Shares	46,965	7,262,668
Meta Platforms Inc., Class A Shares	34,468	19,865,976
Total Interactive Media & Services		27,128,644

Total Communication Services		41,373,979
Consumer Discretionary — 11.1%
Automobiles — 1.8%
Tesla Inc.	25,934	6,721,056 *
Broadline Retail — 7.3%
Amazon.com Inc.	146,947	27,958,136 *
Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A Shares	42,470	5,073,466 *
Starbucks Corp.	24,000	2,354,160
Total Hotels, Restaurants & Leisure		7,427,626

Total Consumer Discretionary		42,106,818
Consumer Staples — 2.5%
Beverages — 1.4%
Monster Beverage Corp.	93,490	5,471,035 *
Consumer Staples Distribution & Retail — 1.1%
Target Corp.	37,916	3,956,914

Total Consumer Staples		9,427,949
Financials — 10.9%
Capital Markets — 1.9%
S&P Global Inc.	14,124	7,176,404
Financial Services — 7.2%
PayPal Holdings Inc.	95,459	6,228,700 *
Visa Inc., Class A Shares	60,674	21,263,810
Total Financial Services		27,492,510
Insurance — 1.8%
Marsh & McLennan Cos. Inc.	27,823	6,789,647

Total Financials		41,458,561
Health Care — 12.2%
Health Care Equipment & Supplies — 3.7%
Intuitive Surgical Inc.	15,058	7,457,776 *
Stryker Corp.	17,642	6,567,234
Total Health Care Equipment & Supplies		14,025,010
Health Care Providers & Services — 2.6%
UnitedHealth Group Inc.	18,790	9,841,262
Life Sciences Tools & Services — 1.9%
ICON PLC	8,637	1,511,389 *
Thermo Fisher Scientific Inc.	11,566	5,755,241
Total Life Sciences Tools & Services		7,266,630
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 4.0%
Eli Lilly & Co.	8,574	$7,081,352
Novo Nordisk A/S, ADR	37,022	2,570,808
Zoetis Inc.	33,061	5,443,494
Total Pharmaceuticals		15,095,654

Total Health Care		46,228,556
Industrials — 9.2%
Electrical Equipment — 2.4%
Eaton Corp. PLC	32,929	8,951,090
Ground Transportation — 3.1%
Uber Technologies Inc.	76,613	5,582,023 *
Union Pacific Corp.	26,239	6,198,702
Total Ground Transportation		11,780,725
Industrial Conglomerates — 1.5%
Honeywell International Inc.	27,851	5,897,449
Trading Companies & Distributors — 2.2%
W.W. Grainger Inc.	8,582	8,477,557

Total Industrials		35,106,821
Information Technology — 36.0%
IT Services — 1.4%
Accenture PLC, Class A Shares	17,234	5,377,697
Semiconductors & Semiconductor Equipment — 11.5%
ASML Holding NV, Registered Shares	9,375	6,212,156
NVIDIA Corp.	283,002	30,671,757
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,004	6,806,664
Total Semiconductors & Semiconductor Equipment		43,690,577
Software — 18.1%
Adobe Inc.	7,959	3,052,515 *
Intuit Inc.	13,151	8,074,583
Microsoft Corp.	66,478	24,955,176
Palo Alto Networks Inc.	57,464	9,805,657 *
Salesforce Inc.	35,846	9,619,633
Synopsys Inc.	15,239	6,535,245 *
Workday Inc., Class A Shares	29,167	6,811,370 *
Total Software		68,854,179
Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	86,918	19,307,095

Total Information Technology		137,229,548
Materials — 1.7%
Chemicals — 1.7%
Sherwin-Williams Co.	18,867	6,588,168

Real Estate — 1.7%
Specialized REITs — 1.7%
Equinix Inc.	8,085	6,592,105
Total Investments before Short-Term Investments (Cost — $279,550,036)		366,112,505
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 3.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $14,553,481)	4.136%	14,553,481	$14,553,481 (c)
Total Investments — 100.0% (Cost — $294,103,517)			380,665,986
Other Assets in Excess of Liabilities — 0.0%††			184,104
Total Net Assets — 100.0%			$380,850,090

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Statements of Assets and Liabilities
March 31, 2025

	Franklin ClearBridge Enhanced Income ETF	ClearBridge Large Cap Growth ESG ETF
Assets:
Investments, at value (Cost — $94,220,584 and $294,103,517, respectively)	$103,686,301	$380,665,986
Receivable for securities sold	1,743,133	232,542
Dividends receivable	99,814	142,289
Total Assets	105,529,248	381,040,817
Liabilities:
Payable for securities purchased	1,978,568	—
Written options, at value (premiums received — $339,597 and 0, respectively)	131,308	—
Investment management fee payable	32,322	156,562
Deposits from brokers for open exchange-traded options	160	—
Reorganization expenses payable (Note 6)	—	34,165
Total Liabilities	2,142,358	190,727
Total Net Assets	$103,386,890	$380,850,090
Net Assets:
Par value (Note 5)	$20	$55
Paid-in capital in excess of par value	94,113,497	318,100,305
Total distributable earnings (loss)	9,273,373	62,749,730
Total Net Assets	$103,386,890	$380,850,090
Shares Outstanding	2,000,000	5,463,748
Net Asset Value	$51.69	$69.70
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Statements of Operations
For the Year Ended March 31, 2025

	Franklin ClearBridge Enhanced Income ETF	ClearBridge Large Cap Growth ESG ETF
Investment Income:
Dividends	$1,173,086	$2,758,657
Less: Foreign taxes withheld	(15,477)	(27,658)
Total Investment Income	1,157,609	2,730,999
Expenses:
Investment management fee (Note 2)	242,321	1,674,549
Reorganization expenses (Note 6)	—	26,979
Total Expenses	242,321	1,701,528
Net Investment Income	915,288	1,029,471
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,988,113	(3,223,929)
Written options	141,401	—
Foreign currency transactions	(66)	6
Net Realized Gain (Loss)	2,129,448	(3,223,923)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,318,156	11,383,255
Written options	208,289	—
Foreign currencies	33	—
Change in Net Unrealized Appreciation (Depreciation)	3,526,478	11,383,255
Net Gain on Investments, Written Options and Foreign Currency Transactions	5,655,926	8,159,332
Increase in Net Assets From Operations	$6,571,214	$9,188,803
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Statements of Changes in Net Assets
Franklin ClearBridge Enhanced Income ETF

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$915,288	$625,346
Net realized gain	2,129,448	287,769
Change in net unrealized appreciation (depreciation)	3,526,478	6,041,423
Increase in Net Assets From Operations	6,571,214	6,954,538
Distributions to Shareholders From (Note 1):
Total distributable earnings	(762,989)	(574,664)
Decrease in Net Assets From Distributions to Shareholders	(762,989)	(574,664)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,200,000 and 300,000 shares issued, respectively)	60,515,382	12,777,700
Cost of shares repurchased (150,000 and 100,000 shares repurchased, respectively)	(7,780,136)	(4,096,594)
Increase in Net Assets From Fund Share Transactions	52,735,246	8,681,106
Increase in Net Assets	58,543,471	15,060,980
Net Assets:
Beginning of year	44,843,419	29,782,439
End of year	$103,386,890	$44,843,419
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

ClearBridge Large Cap Growth ESG ETF

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$1,029,471	$334,393
Net realized loss	(3,223,923)	(732,048)
Change in net unrealized appreciation (depreciation)	11,383,255	58,503,670
Increase in Net Assets From Operations	9,188,803	58,106,015
Distributions to Shareholders From (Note 1):
Total distributable earnings	(700,001)	(199,001)
Decrease in Net Assets From Distributions to Shareholders	(700,001)	(199,001)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (500,000 and 700,000 shares issued, respectively)	36,056,914	42,234,940
Cost of shares repurchased (200,133 and 100,000 shares repurchased, respectively)	(14,367,182)	(6,054,393)
Net assets of shares issued in connection with merger (1,813,881 and 0 shares issued, respectively) (Note 6)	125,493,889	—
Increase in Net Assets From Fund Share Transactions	147,183,621	36,180,547
Increase in Net Assets	155,672,423	94,087,561
Net Assets:
Beginning of year	225,177,667	131,090,106
End of year	$380,850,090	$225,177,667
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Financial Highlights
Franklin ClearBridge Enhanced Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]	2020[1,3]
Net asset value, beginning of year	$47.20	$39.71	$42.27	$41.01	$34.97	$32.20
Income (loss) from operations:
Net investment income	0.88	0.79	0.75	0.24	0.44	0.56
Net realized and unrealized gain (loss)	4.38	7.44	(2.60)	1.30	6.06	2.71
Total income (loss) from operations	5.26	8.23	(1.85)	1.54	6.50	3.27
Less distributions from:
Net investment income	(0.77)	(0.74)	(0.71)	(0.28)	(0.46)	(0.50)
Total distributions	(0.77)	(0.74)	(0.71)	(0.28)	(0.46)	(0.50)
Net asset value, end of year	$51.69	$47.20	$39.71	$42.27	$41.01	$34.97
Total return, based on NAV[4]	11.20%	20.95%	(4.27)%	3.75%	18.69%	10.43%
Net assets, end of year (000s)	$103,387	$44,843	$29,782	$21,133	$20,504	$12,241
Ratios to average net assets:
Gross expenses	0.47%	0.58%[5]	0.59%	0.59%[6]	0.59%	0.59%
Net expenses	0.47	0.58 [5]	0.59	0.59 [6]	0.59	0.59
Net investment income	1.78	1.86	1.92	1.75 [6]	1.12	1.80
Portfolio turnover rate[7]	45%	17%	18%	6%	9%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period December 1, 2021 through March 31, 2022.
[3]	For the year ended November 30.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Effective March 1, 2024, the Fund’s management fee was reduced to 0.47%. Prior to March 1, 2024, the Fund paid a fee equal to an annual rate of 0.59% of the value of the average daily net assets of the Fund.

[6]	Annualized.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

ClearBridge Large Cap Growth ESG ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]	2020[1,3]
Net asset value, beginning of year	$67.22	$47.67	$53.73	$60.55	$48.84	$37.32
Income (loss) from operations:
Net investment income	0.21	0.11	0.08	0.00 [4]	0.04	0.13
Net realized and unrealized gain (loss)	2.40	19.50	(5.32)	(6.09)	11.85	11.53
Total income (loss) from operations	2.61	19.61	(5.24)	(6.09)	11.89	11.66
Less distributions from:
Net investment income	(0.13)	(0.06)	(0.07)	(0.01)	(0.18)	(0.14)
Net realized gains	—	—	(0.75)	(0.72)	—	—
Total distributions	(0.13)	(0.06)	(0.82)	(0.73)	(0.18)	(0.14)
Net asset value, end of year	$69.70	$67.22	$47.67	$53.73	$60.55	$48.84
Total return, based on NAV[5]	3.87%	41.17%	(9.48)%	(10.21)%	24.44%	31.35%
Net assets, end of year (millions)	$381	$225	$131	$223	$182	$125
Ratios to average net assets:
Gross expenses	0.48%[6]	0.58%[6,7]	0.59%	0.59%[8]	0.59%	0.59%
Net expenses	0.48 [6]	0.58 [6,7]	0.59	0.59 [8]	0.59	0.59
Net investment income	0.29	0.20	0.19	0.02 [8]	0.07	0.34
Portfolio turnover rate[9]	18%	12%	17%	9%	18%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period December 1, 2021 through March 31, 2022.
[3]	For the year ended November 30.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
Expense ratios are including reorganization expenses that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.47%, respectively, for the year ended March 31, 2025, and 0.57% and 0.57%, respectively, for the year ended
March 31, 2024.

[7]
Effective March 1, 2024, the Fund’s management fee was reduced to 0.47%. Prior to March 1, 2024, the Fund paid a fee equal to an annual rate of 0.59% of the value of the average daily net assets of the Fund.

[8]	Annualized.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ClearBridge ETFs 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin ClearBridge Enhanced Income ETF (“Enhanced Income ETF”) (formerly ClearBridge Dividend Strategy ESG ETF (“Dividend Strategy ESG ETF”)) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

ClearBridge ETFs 2025 Annual Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Enhanced Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$96,185,838	—	—	$96,185,838
Investments in Underlying Funds	5,785,165	—	—	5,785,165
Total Long-Term Investments	101,971,003	—	—	101,971,003
Short-Term Investments†	1,715,298	—	—	1,715,298
Total Investments	$103,686,301	—	—	$103,686,301
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$131,308	—	—	$131,308

†	See Schedule of Investments for additional detailed categorizations.

ClearBridge ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
Large Cap Growth ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$41,373,972	—	$7	$41,373,979
Other Common Stocks	324,738,526	—	—	324,738,526
Total Long-Term Investments	366,112,498	—	7	366,112,505
Short-Term Investments†	14,553,481	—	—	14,553,481
Total Investments	$380,665,979	—	$7	$380,665,986

†	See Schedule of Investments for additional detailed categorizations.
(b) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

ClearBridge ETFs 2025 Annual Report

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Large Cap Growth ESG ETF distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. For Enhanced Income ETF, distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis and distributions of net realized gains, if any, are declared at least annually. Prior to 2/28/2025, distributions from net investment income of the Fund were declared and paid on a quarterly basis. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Enhanced Income ETF(a)	$(1,326,915)	$1,326,915
Large Cap Growth ESG ETF(b)	(15,041,569)	15,041,569
(a)
Reclassifications are due to book/tax differences in the treatment of in-kind distribution of securities;  distributions paid in connection with the redemption of Fund shares; and book/tax differences in the treatment of various items.
(b)
Reclassifications are due to book/tax differences in the treatment of in-kind distribution of securities and merger related transactions.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.

ClearBridge ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement and subject to the general supervision of the Funds’ Board, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Enhanced Income ETF	0.47%
Large Cap Growth ESG ETF	0.47%
As compensation for its subadvisory services, FTFA as to each Fund pays ClearBridge a fee monthly, at an annual rate equal to 70% of the management fee paid by the Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Funds’ Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2025, Franklin Resources and its affiliates owned 46% of the Enhanced Income ETF.
3. Investments
During the year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Enhanced Income ETF	$25,842,906	$23,397,695
Large Cap Growth ESG ETF	155,677,087	60,543,536
During the year ended March 31, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized gain (loss)*
Enhanced Income ETF	$57,441,297	$7,632,860	$1,201,622
Large Cap Growth ESG ETF	25,331,171	9,223,151	3,693,878

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Enhanced Income ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$94,457,279	$9,668,904	$(439,882)	$9,229,022
Written options	(339,597)	208,289	—	208,289

ClearBridge ETFs 2025 Annual Report

	Large Cap Growth ESG ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$296,991,379	$95,117,025	$(11,442,418)	$83,674,607
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2025.
Enhanced Income ETF

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$131,308

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$141,401

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$208,289
During the year ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$10,310
Large Cap Growth ESG ETF
During the year ended March 31, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transfer of net assets
On June 14, 2024, Large Cap Growth ESG ETF acquired the assets and liabilities of ClearBridge All Cap Growth ESG ETF (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Board of both the Acquired Fund and Large Cap

ClearBridge ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
Growth ESG ETF. Total shares issued by Large Cap Growth ESG ETF and the total net assets of the Acquired Fund and Large Cap Growth ESG ETF on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
ClearBridge All Cap Growth ESG ETF	1,813,881	$125,493,889	$242,148,585
As part of the reorganization, for each common share they held, shareholders of the Acquired Fund received 0.771864 common shares of Large Cap Growth ESG ETF. Large Cap Growth ESG ETF did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, Large Cap Growth ESG ETF purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.
The total net assets of the Acquired Fund before the acquisition included unrealized appreciation of $33,607,978, accumulated net realized gain of $5,611,751 and overdistributed net investment income of $(62,976). Total net assets of Large Cap Growth ESG ETF immediately after the transfer were $367,642,474. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
Proforma results of operations of the combined entity for the entire year ended March 31, 2025, as though the acquisition had occurred as of the beginning of the period (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$1,048,904
Net realized gain	3,605,036
Change in net unrealized appreciation	7,856,807
Increase in net assets from operations	$12,510,747
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in Large Cap Growth ESG ETF’s accompanying Statement of Operations since the close of business on June 14, 2024.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Enhanced Income ETF	Large Cap Growth ESG ETF
Distributions paid from:
Ordinary income	$762,989	$700,001
The tax character of distributions paid during the fiscal period ended March 31, 2024 was as follows:

	Enhanced Income ETF	Large Cap Growth ESG ETF
Distributions paid from:
Ordinary income	$574,664	$199,001
As of March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	Enhanced Income ETF	Large Cap Growth ESG ETF
Undistributed ordinary income — net	$44,351	$544,482
Deferred capital losses*	—	(21,469,359)
Other book/tax temporary differences(a)	(208,289)	—
Unrealized appreciation (depreciation)	9,437,311 (b)	83,674,607 (c)
Total distributable earnings (loss) — net	$9,273,373	$62,749,730

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to book/tax differences in the treatment of certain passive activity losses from partnership investments and the realization for tax purposes of unrealized gains (losses) on options contracts.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the book and tax cost basis of investments in partnerships.

(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

ClearBridge ETFs 2025 Annual Report

8. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
9. Operating segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds operate as a single operating segment, which is an investment portfolio. The Funds’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedule of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge ETFs 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Franklin ClearBridge Enhanced Income ETF and ClearBridge Large Cap Growth ESG ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin ClearBridge Enhanced Income ETF and ClearBridge Large Cap Growth ESG ETF (two of the funds constituting Legg Mason ETF Investment Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended March 31, 2025, the period December 1, 2021 through March 31, 2022 and each of the two years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the three years in the period ended March 31, 2025, the period December 1, 2021 through March 31, 2022 and each of the two years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge ETFs 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:

	Pursuant to:	Enhanced Income ETF	Large Cap Growth ESG ETF
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$30,935	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$861,676	$1,720,643
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$955,442	$1,995,381
Qualified Business Income Dividends Earned	§199A	$82,572	$133,705

ClearBridge ETFs

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

ClearBridge ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason ETF Investment Trust
Franklin ClearBridge Enhanced Income ETF
(formerly ClearBridge Dividend Strategy ESG ETF)
(Fund)
At a meeting held on December 5, 2024 (Meeting), the Board of Trustees (Board) of Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940) (Independent Trustees), reviewed and approved (i) a new investment sub-advisory agreement between Franklin Templeton Fund Adviser, LLC (Manager), the Fund’s investment manager, and Franklin Managed Options Strategies, LLC (Franklin MOST), an affiliate of the Manager, on behalf of the Fund with respect to the portion of the Fund’s portfolio that will utilize an options overlay strategy (Options Overlay Strategy) for an initial two-year period (New Sub-Advisory Agreement); and (ii) an amendment to the existing investment sub-advisory agreement between the Manager and ClearBridge Investments, LLC (ClearBridge) with respect to the portion of the Fund’s portfolio that will utilize an equity strategy (Equity Strategy) (Amended Sub-Advisory Agreement), both effective on or about February 28, 2025 (together, the Sub-Advisory Agreements). The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreements. Franklin MOST and ClearBridge are each referred to herein as a Sub-Adviser.
The Board reviewed and considered information provided by the Manager at the Meeting with respect to the Sub-Advisory Agreements. The Board also reviewed and considered the factors it deemed relevant in approving the Sub-Advisory Agreements, including, but not limited to: (i) the nature, extent, and quality of the services currently provided and to be provided by the Sub-Advisers; and (ii) the costs of the services currently provided and to be provided by the Sub-Advisers. The Board further reviewed and considered information provided by management showing the expected impact of the New Sub-Advisory Agreement on the Manager’s profitability consistent with the Order (as defined below). The Board also considered that management proposed that the Board approve the Sub-Advisory Agreements in connection with the Fund’s repositioning and related investment strategy changes. The Board reviewed and further considered the form of the New Sub-Advisory Agreement and the terms of the New Sub-Advisory Agreement, which were discussed at the Meeting, noting that the terms and conditions of the New Sub-Advisory Agreement were substantially similar (except with respect to the sub-advisory fee) to the terms and conditions of sub-advisory agreements for other recently launched Franklin Templeton (FT) exchange-traded funds. The Board also reviewed and considered the form of the Amended Sub-Advisory Agreement and the terms of the Amended Sub-Advisory Agreement, which were also discussed at the Meeting.
In approving the New Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives an inappropriate advantage. The Board also determined, through the exercise of its business judgment, that the terms of the New Sub-Advisory Agreement are fair and reasonable. In approving the Amended Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Amended Sub-Advisory Agreement are fair and reasonable and that the continuance of the Amended Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided and currently being provided by the Sub-Advisers and their affiliates to the Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, enter into and amend sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of Franklin Resources, Inc. (FRI). In particular, with respect to the Franklin MOST and its implementation of the Options Overlay Strategy, the Board took into account that the new portfolio managers proposed to serve as portfolio managers for the Fund are employees of Franklin MOST. With respect to ClearBridge’s Equity Strategy, the Board took into account that the current portfolio managers were proposed to continue to provide day-to-day management of the Fund. The Board reviewed and considered information regarding the nature, quality and extent of investment sub-advisory

ClearBridge ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
services currently provided and to be provided by the Sub-Advisers to the Fund and its shareholders under the Sub-Advisory Agreements; the Sub-Advisers’ experience as managers of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Advisers and the Sub-Advisers’ capabilities, as demonstrated by, among other things, their policies and procedures reasonably designed to prevent violations of the federal securities laws.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and Sub-Advisers, and its commitment to the registered fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services currently provided and to be provided by the Sub-Advisers to the Fund and its shareholders.
Fund Performance
The Board noted its review and consideration of and conclusions made regarding the performance results of the Fund in connection with the May 2024 annual contract renewal (Annual Contract Renewal) of the Fund’s investment management agreement and existing investment sub-advisory agreement and at regular Board meetings throughout the year. Because Franklin MOST was proposed to be newly added as a Sub-Adviser in connection with the repositioning of the Fund, no performance information for the Options Overlay Strategy was available to review.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the investment sub-advisory fees to be charged by the Sub-Advisers with respect to each strategy implemented by the Sub-Advisers, including the reduction in the sub-advisory fee with respect to the Equity Strategy and the addition of the sub-advisory fee with respect to the Options Overlay Strategy as a result of the revised apportionment of advisory services and responsibilities as between the Sub-Advisers for such strategies. The Board noted that these investment sub-advisory fees will have no impact on the amount of management fees that are currently paid by the Fund as the Sub-Advisers will be and continue to be paid by the Manager out of the unitary management fee that the Manager receives from the Fund. The Board further noted that the reallocation of the fees between the Sub-Advisers reflected the reallocation of responsibilities of and services provided and to be provided by the Sub-Advisers pursuant to the Sub-Advisory Agreements. The Board concluded that the proposed investment sub-advisory fees to be paid to each Sub-Adviser are reasonable.
Management Profitability and Economies of Scale
The Board noted management’s representation that the Manager’s profitability is not expected to materially change as a result of the addition of the new services to be provided by Franklin Most pursuant to the New Sub-Advisory Agreement. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal had not changed as a result of the proposal to approve the Sub-Advisory Agreements.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the New Sub-Advisory Agreement for an initial two-year period and the Amended Sub-Advisory Agreement both effective on or about February 28, 2025.

ClearBridge ETFs

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ClearBridge ETFs
Trustees
Alison J. Baumann*
Rohit Bhagat**
Chair
Deborah D. McWhinney
Patrick O’Connor*
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
ClearBridge Investments, LLC
Franklin Managed Options Strategies, LLC†
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
†
Effective February 28, 2025, Franklin Managed Options Strategies, LLC is appointed as an additional subadviser to the fund.
*
Effective October 8, 2024, Ms. Baumann and Mr. O’Connor became Trustees of the Fund.
**
Effective October 8, 2024, Mr. Bhagat became Chair of the Board.
ClearBridge ETFs
Franklin ClearBridge Enhanced Income ETF
ClearBridge Large Cap Growth ESG ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
ClearBridge ETFs
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin ClearBridge Enhanced Income ETF and ClearBridge Large Cap Growth ESG ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBETF-AFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025